Label	Element	Value
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Amendment Flag	dei_AmendmentFlag	false
Document Effective Date	dei_DocumentEffectiveDate	Jun. 17, 2015
Document Creation Date	dei_DocumentCreationDate	Jun. 17, 2015
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000836487
Document Type	dei_DocumentType	497